Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Significant Investments In Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2020
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
International [member] | Scotiabank Colpatria -S- -A- [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
International [member] | Grupo Financiero Scotiabank Inverlat, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	97.40%
International [member] | Scotiabank Chile S A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	76.01%
International [member] | Scotia Group Jamaica Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	71.80%
International [member] | Scotiabank Trinidad and Tobago Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.90%
International [member] | Scotiabank Peru S.A.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	98.05%